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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-00933
                                   --------------------------------------------

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             One International Place, Boston, MA                  02110
-------------------------------------------------------------------------------
          (Address of principal executive offices)              (Zip code)

                            Barry N. Hurwitz, Esq.
           Bingham McCutchen LLP, One Federal St., Boston, MA 02110
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-737-3225
                                                    ---------------------------

Date of fiscal year end:   12/31
                           ------------------

Date of reporting period:  7/1/07 -- 6/30/08
                           ------------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                    PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
SEC 2451 (4-03)     THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Capital Development Fund
File No. 811-933
                                                                                               Proposed
                                                                                                  By
                                                                                                Issuer                       For
                                                                                                  or      Was                 or
                                                    Meeting     Matter                         Security   Vote    Actual    Against
  Issuer                    Ticker     CUSIP          Date     Voted On                         Holder    Cast?    Vote      Mgt.
---------------------------------------------------------------------------------------------------------------------------------

Alpha Natural Resources,
  Inc.                       ANR      02076X102     5/14/08     1. Elect nine directors:        Issuer     Yes      For      For
                                                                  1. Mary Ellen Bowers,
                                                                  2. John S. Brinzo,
                                                                  3. Hermann Buerger,
                                                                  4. Kevin S. Crutchfield,
                                                                  5. E. Linn Draper, Jr.,
                                                                  6. Glenn A. Eisenberg,
                                                                  7. John W. Fox, Jr.,
                                                                  8. Michael J. Quillen and
                                                                  9. Ted G. Wood

                                                                2. Approve the Amendment and    Issuer     Yes    Against   Against
                                                                Restatement of the 2005
                                                                Long-Term Incentive Plan

                                                                3. Approve the 2008 Annual      Issuer     Yes      For      For
                                                                Incentive Bonus Plan

                                                                4. Ratify the appointment of    Issuer     Yes      For      For
                                                                KPMG LLP as independent
                                                                auditors for the fiscal year
                                                                ending December 31, 2008

Atwood Oceanics, Inc.        ATW      050095108     2/14/08     1. Elect six directors:         Issuer     Yes      For      For
                                                                  1. Deborah A. Beck,
                                                                  2. George S. Dotson,
                                                                  3. John R. Irwin,
                                                                  4. Robert W. Burgess,
                                                                  5. Hans Helmerich and
                                                                  6. James R. Montague

                                                                2. Approve Amendment No. 1      Issuer     Yes      For      For
                                                                to the Atwood Oceanics, Inc.
                                                                2007 Long-Term Incentive
                                                                Plan

                                                                3. Approve Amendment No. 1.     Issuer     Yes      For      For
                                                                to the Atwood Oceanics, Inc.
                                                                Amended and Restated
                                                                Certificate of Formation to
                                                                increase the authorized
                                                                shares of common stock of
                                                                the company from 50,000,000
                                                                to 90,000,000 shares

                                                                4. Ratify the early election    Issuer     Yes      For      For
                                                                to be governed by the Texas
                                                                Business Organizations Code

Cameron International
  Corporation                CAM      13342B105     12/7/07     1. Approve amendment to the     Issuer     Yes      For      For
                                                                company's Amended and
                                                                Restated Certificate of
                                                                Incorporation to increase
                                                                the number of authorized
                                                                shares of common stock from
                                                                150,000,000 to 400,000,000

Cameron International
  Corporation                CAM      13342B105     5/14/08     1. Elect three directors:       Issuer     Yes      For      For
                                                                  1. Peter J. Fluor,
                                                                  2. Jack B. Moore and
                                                                  3. David Ross III

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                Ernst & Young LLP as
                                                                Cameron's independent
                                                                registered public
                                                                accountants for 2008

Century Aluminum Company     CENX      156431108    6/24/08     1. Elect three directors:       Issuer     Yes      For      For
                                                                  1. Robert E. Fishman, Ph.D,
                                                                  2. Jack E. Thompson and
                                                                  3. Catherine Z. Manning

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                Deloitte & Touche LLP as the
                                                                company's independent
                                                                auditors for the fiscal year
                                                                ending December 31, 2008

Commercial Metals Company    CMC      201723103     1/24/08     1. Elect 4 directors:           Issuer     Yes      For      For
                                                                  1. Robert L. Guido,
                                                                  2. Dorothy G. Owen,
                                                                  3. J. David Smith and
                                                                  4. Robert R. Womack

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                Deloitte & Touche LLP as
                                                                independent auditors for the
                                                                fiscal year ending August
                                                                31, 2008

                                                                3. Approve shareholder          Security   Yes      Against  For
                                                                proposal requesting the          Holder
                                                                addition of sexual
                                                                orientation to the company's
                                                                written non-discrimination
                                                                policy

Desarrolladora Homex,
  S.A.B. de C.V.             HXM      25030W100     3/10/08     1. Approve discussion and       Issuer     Yes      For      For
                                                                approval, as the case may be
                                                                of the maximum that could be
                                                                used to repurchase of stock
                                                                of the company

                                                                2. Approve report on the        Issuer     Yes      For      For
                                                                establishment of a stock
                                                                option plan for company
                                                                officers and trust conformed
                                                                for this purpose;
                                                                resolutions this item

                                                                3. Approve designation of       Issuer     Yes      For      For
                                                                delegates who will formalize
                                                                and execute the resolutions
                                                                adopted at this meeting

Desarrolladora Homex,
  S.A.B. de C.V.             HXM      25030W100     4/21/08     1. Approve discussion and       Issuer     Yes      For      For
                                                                approval or amendment, as
                                                                the case may be, of the
                                                                reports of the board of
                                                                directors on the company's
                                                                review pursuant to Article
                                                                28, Section IV of the
                                                                Mexican Securities Law,
                                                                including the financial
                                                                statements for the year
                                                                ended on December 31, 2007

                                                                2. Approve resolution of the    Issuer     Yes      For      For
                                                                application of the results
                                                                obtained in such fiscal year

                                                                3. Approve appointment or       Issuer     Yes      For      For
                                                                ratification, as the case
                                                                may be, of the members of
                                                                the board of directors and
                                                                secretary, and determination
                                                                of their compensation

                                                                4. Approve appointment or       Issuer     Yes      For      For
                                                                ratification, as the case
                                                                may be, of the chairman of
                                                                the audit committee and of
                                                                the corporate governance
                                                                committee and, as the case
                                                                may be, appointment of the
                                                                members of such committees
                                                                and of the executive
                                                                committee

                                                                5. Approve designation of       Issuer     Yes      For      For
                                                                special delegates who will
                                                                formalize and execute the
                                                                resolutions adopted at this
                                                                meeting

Diana Shipping, Inc.         DSX      Y2066G104     12/21/07    1. Elect 2 directors:           Issuer     Yes      For      For
                                                                  William Lawes and
                                                                  Konstantinos Psaltis

                                                                2. Approve the appointment      Issuer     Yes      For      For
                                                                of Ernst & Young (Hellas) as
                                                                the Company's independent
                                                                auditors for the fiscal year
                                                                ending December 31, 2007

                                                                3. Approve the adoption of      Issuer     Yes      For      For
                                                                an amendment to the
                                                                Company's Amended and
                                                                Restated Articles of
                                                                Incorporation establishing a
                                                                quorum for all meetings of
                                                                Shareholders of the Company
                                                                of 33 1/3 per cent of all
                                                                shares, present either in
                                                                person or by proxy, issued
                                                                and outstanding and entitled
                                                                to vote at such meetings

                                                                4. Approve the adoption of      Issuer     Yes      For      For
                                                                an amendment to the
                                                                Company's Amended and
                                                                Restated Articles of
                                                                Incorporation increasing the
                                                                aggregate number of shares
                                                                of common stock that the
                                                                Company is authorized to
                                                                issue to 200 million
                                                                registered shares with a par
                                                                value of one cent per share

Dril-Quip, Inc.              DRQ      262037104     5/15/08     1. Elect 2 directors:           Issuer     Yes      For      For
                                                                  J. Mike Walker and
                                                                  John V. Lovoi

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                BDO Seidman LLP as the
                                                                Company's independent
                                                                registered public
                                                                accountants for the fiscal
                                                                year ending December 31,
                                                                2008

Dryships Inc.                DRYS     Y2109Q101     1/16/08     1. Approve amendment to the     Issuer     Yes      For      For
                                                                Company's Articles of
                                                                Incorporation to increase
                                                                the number of authorized
                                                                shares of common stock to
                                                                one billion shares, par
                                                                value $0.01 per share and to
                                                                increase the number of
                                                                authorized shares of
                                                                preferred stock to five
                                                                hundred million shares, par
                                                                value $0.01 per share

Foundation Coal Holdings,
  Inc.                       FCL      35039W100     5/22/08     1. Elect 8 directors:           Issuer     Yes      For      For
                                                                  1. James F. Roberts,
                                                                  2. William J. Crowley, Jr.,
                                                                  3. David I. Foley,
                                                                  4. P. Michael Giftos,
                                                                  5. Alex T. Krueger,
                                                                  6. Joel Richards, III,
                                                                  7. Robert C. Scharp and
                                                                  8. Thomas V. Shockley, III

                                                                2. Ratify Ernst & Young LLP     Issuer     Yes      For      For
                                                                as Foundation's independent
                                                                registered public accounting
                                                                firm for the fiscal year
                                                                ending December 31, 2008

                                                                3. Approve the Amended and      Issuer     Yes    Against   Against
                                                                Restated 2004 Stock
                                                                Incentive Plan

                                                                4. Approve the Annual           Issuer     Yes      For      For
                                                                Incentive Performance Plan

                                                                5. Approve stockholder          Security   Yes      Against  For
                                                                proposal regarding climate       Holder
                                                                change

The Gymboree Corporation     GYMB     403777105     6/10/08     1. Elect three directors:       Issuer     Yes      For      For
                                                                  1. Michael J. McCloskey,
                                                                  2. John C. Pound and
                                                                  3. William U. Westerfield

                                                                2. Approve amendment to the     Issuer     Yes    Against   Against
                                                                Gymboree Corporation 2004
                                                                Equity Incentive Plan to
                                                                authorize the issuance of an
                                                                additional 925,000 shares of
                                                                the company's common stock

                                                                3. Approve amendment to the     Issuer     Yes    Against   Against
                                                                Gymboree Corporation 1993
                                                                Employee Stock Purchase Plan
                                                                to authorize the issuance of
                                                                an additional 150,000 shares
                                                                of the company's common
                                                                stock

                                                                4. Approve advisory vote on     Issuer     Yes      For      For
                                                                the appointment of Deloitte
                                                                & Touche LLP as the Gymboree
                                                                Corporation's independent
                                                                registered public accounting
                                                                firm for the fiscal year
                                                                ending January 31, 2009

Massey Energy Company        MEE      576206106     5/13/08     1. Elect three directors:       Issuer     Yes      For      For
                                                                  1. Don L. Blankenship,
                                                                  2. Robert H. Foglesong and
                                                                  3. Bobby R. Inman

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                Ernst & Young LLP as the
                                                                company's independent
                                                                registered public accounting
                                                                firm for the fiscal year
                                                                ending December 31, 2008

                                                                3. Approve stockholder          Security   Yes      Against  For
                                                                proposal regarding political     Holder
                                                                contribution reports

                                                                4. Approve stockholder          Security   Yes      Against  For
                                                                proposal on a climate change     Holder
                                                                report

The Middleby Corporation     MIDD     596278101     5/9/08      1. Elect eight directors:       Issuer     Yes      For      Yes
                                                                  1. Selim A. Bassoul,
                                                                  2. Robert B. Lamb,
                                                                  3. Ryan Levenson,
                                                                  4. John R. Miller III,
                                                                  5. Gordon O'Brien,
                                                                  6. Philip G. Putnam,
                                                                  7. Sabin C. Streeter and
                                                                  8. Robert L. Yohe

                                                                2. Ratify the selection of      Issuer     Yes      For      Yes
                                                                Deloitte & Touche LLP as
                                                                independent auditor for
                                                                fiscal year ended January 3,
                                                                2009

                                                                3. Approve an amendment to      Issuer     Yes      For      Yes
                                                                The Middleby Corporation
                                                                2007 Stock Incentive Plan

                                                                4. Approve an amendment to      Issuer     Yes      For      Yes
                                                                The Middleby Corporation
                                                                Executive Officer Incentive
                                                                Plan

Navios Maritime Holdings
  Inc.                       NM       Y62196103     12/20/07    1. Elect two directors:         Issuer     Yes      For      For
                                                                  1. Ted C. Petrone and
                                                                  2. Spyridon Magoulas

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                PricewaterhouseCoopers as
                                                                the company's independent
                                                                public accountants for the
                                                                fiscal year ending December
                                                                31, 2007

NVR, Inc.                    NVR      62944T105     5/6/08      1. Elect three directors:       Issuer     Yes      For      For
                                                                  A. Dwight C. Schar,
                                                                  B. Robert C. Butler and
                                                                  C.  C.E. Andrews

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                KPMG LLP as independent
                                                                auditors for the year ending
                                                                December 31, 2008

Oceaneering International,
  Inc.                       OII      675232102     5/16/08     1. Elect two directors:         Issuer     Yes      For      For
                                                                  T. Jay Collins and
                                                                  D. Michael Hughes

                                                                2. Approve proposal to amend    Issuer     Yes      For      For
                                                                the Restated Certificate of
                                                                Incorporation to increase
                                                                the number of authorized
                                                                shares of capital stock from
                                                                93,000,000 to 183,000,000
                                                                and increase the number of
                                                                authorized shares of common
                                                                stock from 90,000,000 to
                                                                180,000,000

                                                                3. Approve proposal to          Issuer     Yes      For      For
                                                                ratify the appointment of
                                                                Ernst & Young LLP as
                                                                independent auditors for the
                                                                year ending December 31,
                                                                2008

The Pantry                   PTRY     698657103     3/27/08     1. Elect 10 directors:          Issuer     Yes      For      For
                                                                  1. Peter J. Sodini,
                                                                  2. Robert F. Bernstock,
                                                                  3. Paul L. Brunswick,
                                                                  4. Wilfred A. Finnegan,
                                                                  5. Edwin J. Holman,
                                                                  6. Terry L. McElroy,
                                                                  7. Mark D. Miles,
                                                                  8. Bryan E. Monkhouse,
                                                                  9. Thomas M. Murnam and
                                                                 10. Maria C. Richter

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                Deloitte & Touche LLP as
                                                                independent public
                                                                accountants for the company
                                                                and its subsidiaries for the
                                                                fiscal year ending September
                                                                25, 2008

Patriot Coal Corporation     PCX      70336T104     5/12/08     1. Elect two directors:         Issuer     Yes      For      For
                                                                  J. Joe Adorjan and
                                                                  Michael M. Scharf

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                Ernst & Young LLP as the
                                                                Company's independent
                                                                registered public accounting
                                                                firm for the fiscal year
                                                                ending December 31, 2008

Priceline.com Incorporated   PCLN     741503403     6/4/08      1. Elect eight directors:       Issuer     Yes      For      For
                                                                  1. Jeffery H. Boyd,
                                                                  2. Ralph M. Bahna,
                                                                  3. Howard W. Barker, Jr.,
                                                                  4. Jan L. Docter,
                                                                  5. Jeffrey E. Epstein,
                                                                  6. James M. Guyette,
                                                                  7. Nancy B. Peretsman and
                                                                  8. Craig W. Rydin

                                                                2. Approve amendments to the    Issuer     Yes    Against   Against
                                                                company's 1999 Omnibus Plan

                                                                3. Ratify the selection of      Issuer     Yes      For      For
                                                                Deloitte & Touche LLP as
                                                                independent auditors of the
                                                                company for fiscal year
                                                                ending December 31, 2008

                                                                Approve stockholder proposal    Security   Yes      Against  For
                                                                concerning special               Holder
                                                                stockholder meetings

SOTHEBY'S                    BID      835898107     5/6/08      1. Elect 11 directors:          Issuer     Yes      For      For
                                                                  1. John M. Angelo,
                                                                  2. Michael Blakenham,
                                                                  3. The Duke of Devonshire,
                                                                  4. Allen Questrom,
                                                                  5. William F. Ruprecht,
                                                                  6. Michael I. Sovern,
                                                                  7. Donald M. Stewart,
                                                                  8. Robert S. Taubman,
                                                                  9. Diana L. Taylor,
                                                                 10.  Dennis M. Weibling and
                                                                 11. Robin G. Woodhead

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                Deloitte & Touche LLP as
                                                                independent auditors for
                                                                2008

Tupperware Brands
  Corporation                TUP      899896104     5/14/08     1. Elect four directors:        Issuer     Yes      For      For
                                                                  A. Catherine A. Bertini,
                                                                  B. Clifford J. Grum,
                                                                  C. Angel R. Martinez and
                                                                  D. Robert M. Murray

                                                                2. Ratify the appointment of    Issuer     Yes      For      For
                                                                PricewaterhouseCoopers LLP
                                                                as the independent
                                                                registered accounting firm

                                                                3. Approve proposal to amend    Issuer     Yes      For      For
                                                                the Company's Restated
                                                                Certificate of Incorporation
                                                                to provide for the annual
                                                                election of directors

Urban Outfitters, Inc.       URBN     917047102     5/20/08     1. Elect six directors:         Issuer     Yes      For      For
                                                                  1. Richard A. Hayne,
                                                                  2. Scott A. Belair,
                                                                  3. Harry S. Cherken, Jr.,
                                                                  4. Joel S. Lawson III,
                                                                  5. Robert H. Strouse and
                                                                  6. Glen T. Senk

                                                                2. Approve the Urban            Issuer     Yes      For      For
                                                                Outfitters 2008 Stock
                                                                Incentive Plan

                                                                3. Approve shareholder          Security   Yes      Against  For
                                                                proposal relating to             Holder
                                                                implementing a workplace
                                                                code of conduct that extends
                                                                to suppliers and vendors

Yamana Gold Inc.             AUY      98462Y100     5/14/08     A. Approve increase in the      Issuer     Yes      For      For
                                                                maximum numbers of directors
                                                                from 10 to 15

                                                                B. Elect 11 directors:          Issuer     Yes      For      For
                                                                  1. Peter Marrone,
                                                                  2. Victor H. Bradley,
                                                                  3. Patrick J. Mars,
                                                                  4. Juvenal Mesquita Filho,
                                                                  5. Antenor F. Silva, Jr.,
                                                                  6. Nigel Lees,
                                                                  7. Dino Titaro,
                                                                  8. John Begeman,
                                                                  9. Robert Horn,
                                                                 10. Richard Graff and
                                                                 11. Carl Renzoni

                                                                C. Approve appointment of       Issuer     Yes      For      For
                                                                Deloitte & Touche LLP as
                                                                auditors

                                                                D Approve adoption of           Issuer     Yes    Against   Against
                                                                Restricted Share Unit Plan

                                                                E. Approve confirmation of      Issuer     Yes      For      For
                                                                the New General By-Law

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                                   SIGNATURES

                          [See General Instruction F]

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CGM CAPITAL DEVELOPMENT FUND
             -----------------------------------------------------------------

By  (Signature and Title)*  /s/ Robert L. Kemp
                            --------------------------------------------------
                            Robert L. Kemp, President

Date   8/22/08
       -----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.